Goodwill and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
4. Goodwill and Intangible Assets, Net
During the three and nine months ended September 30, 2021, there were no changes in the carrying amount of goodwill of $316 million.
Intangible assets, net consisted of the following as of December 31, 2020 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.6	$71	$(48)	$23
Vendor relationships	11.8	45	(4)	41
Courier relationships	0.3	1	(1)	—
Customer relationships	1.8	9	(3)	6
Trade name and trademarks	1.8	6	(2)	4

Balance as of December 31, 2020		$132	$(58)	$74

Intangible assets, net consisted of the following as of September 30, 2021 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.2	$71	$(51)	$20
Vendor relationships	11.1	45	(6)	39
Courier relationships	—	1	(1)	—
Customer relationships	1.1	9	(6)	3
Trade name and trademarks	1.1	6	(4)	2

Balance as of September 30, 2021		$132	$(68)	$64

Amortization expense associated with intangible assets was $15 million and $3 million for the three months ended September 30, 2020 and 2021, respectively. Amortization expense associated with intangible assets was $44 million and $10 million for the nine months ended September 30, 2020 and 2021, respectively.
The estimated future amortization expense of intangible assets as of September 30, 2021 was as follows (in millions):

Year Ending December 31,	Amortization Expense
Remainder of 2021	$3
2022	10
2023	6
2024	6
2025	6
Thereafter	33

Total estimated future amortization expense	$64

5. Goodwill and Intangible Assets, Net
The changes in the carrying amount of goodwill for the periods presented were as follows (in millions):

Total
Balance as of December 31, 2018	$—
Acquisitions	306

Balance as of December 31, 2019	306
Acquisitions	10

Balance as of December 31, 2020	$316

There was no goodwill impairment during the periods presented. See Note 4 for further details of goodwill recorded.
Intangible assets, net consisted of the following as of December 31, 2019 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	1.4	$49	$(6)	$43
Vendor relationships	12.8	45	(1)	44
Courier relationships	1.3	1	—	1
Customer relationships	2.8	9	—	9
Trade name and trademarks	2.8	6	—	6

Balance as of December 31, 2019		$110	$(7)	$103

Intangible assets, net consisted of the following as of year ended December 31, 2020 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.6	$71	$(48)	$23
Vendor relationships	11.8	45	(4)	41
Courier relationships	0.3	1	(1)	—
Customer relationships	1.8	9	(3)	6
Trade name and trademarks	1.8	6	(2)	4

Balance as of December 31, 2020		$132	$(58)	$74

As a result of the Company’s progress of integrating Caviar into its existing technology platform, the Company evaluated the remaining useful life of existing technology in February 2020 and determined there was a change in the estimated useful life of this asset that would require an acceleration of the amortization expense. The useful life of Caviar existing technology was reduced to 0.7 years at the time of the change in estimate, resulting in additional amortization expense of $15 million for the year ended December 31, 2020.
Amortization expense associated with intangible assets was zero, $7 million, and $51 million for the years ended December 31, 2018 , 2019 and 2020, respectively.
The estimated future amortization expense of intangible assets as of December 31, 2020 was as follows (in millions):

Year Ending December 31,	Amortization Expense
2021	$13
2022	10
2023	6
2024	6
2025	6
Thereafter	33

Total estimated future amortization expense	$74